Note 15 - IncomeTax (Detail) - Deferred income tax components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Loss carry-forwards	$ 88,318	$ 76,422
Expenses not currently deductible	17,255	15,179
Stock-based compensation	3,317	4,084
Basis differences of partnerships and other entities	15,685	11,316
Allowance for doubtful accounts	3,324	4,752
Inventory and other reserves	1,611	853
	129,510	112,606
Less: Valuation allowance	(1,224)	(9,389)
	117,599	104,467
Deferred income tax liabilities
Depreciation and amortization	33,751	37,880
Unrealized foreign exchange gains	932	168
Prepaid and other expenses deducted for tax purposes	875	995
Financing fees		112
	35,558	39,155
Net deferred income tax asset	82,041	65,312
Deferred Income Taxes [Member]
Deferred income tax assets
Less: Valuation allowance	$ (11,911)	$ (8,139)